Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable	$ 2,087	$ 2,614
Accrued liablities	1,790	2,182
VAT payable	5	30
Total	$ 3,882	$ 4,826